Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments [Abstract]
Partnership's average net asset value	$ 167,000,000	$ 154,000,000
Open interest rate futures, maturity	10 years	10 years
Concentration of credit risk	$ 13,205,797	$ 8,508,598